Summary of Significant Accounting Policies - Restricted cash (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	$ 4.0	$ 3.3	$ 0.7
Construction Reserves [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	0.4	2.4	0.1
Security Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	0.4	0.4	0.2
Real Estate Taxes [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash	$ 1.2	$ 0.5	$ 0.4